Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

5.              Income taxes

The components of profit (loss) before taxes were:

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
U.S.	$2,250	$778	$(648)
Non-U.S.	4,475	2,972	1,217
	$6,725	$3,750	$569

Profit (loss) before taxes, as shown above, is based on the location of the entity to which such earnings are attributable. Where an entity’s earnings are subject to taxation, however, may not correlate solely to where an entity is located.  Thus, the income tax provision shown below as U.S. or non-U.S. may not correspond to the earnings shown above.

The components of the provision (benefit) for income taxes were:

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Current tax provision (benefit):
U.S.	$750	$247	$(443)
Non-U.S.	1,014	645	350
State (U.S.)	72	44	(13)
	1,836	936	(106)

Deferred tax provision (benefit):
U.S.	2	103	1
Non-U.S.	(92)	(75)	(149)
State (U.S.)	(26)	4	(16)
	(116)	32	(164)
Total Provision (benefit) for income taxes	$1,720	$968	$(270)

We paid net income tax and related interest of $1,369 million and $264 million in 2011 and 2010, respectively, compared to net income tax and related interest refunds of $136 million in 2009.

Reconciliation of the U.S. federal statutory rate to effective rate:

	Years ended December 31,
(Millions of dollars)	2011		2010		2009
Taxes at U.S. statutory rate	$2,354	35.0%	$1,313	35.0%	$199	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(467)	(6.9)%	(339)	(9.0)%	(261)	(46.0)%
State and local taxes, net of federal	30	0.4%	27	0.7%	(19)	(3.3)%
Interest and penalties, net of tax	25	0.4%	16	0.4%	20	3.5%
U.S. research and production incentives	(152)	(2.3)%	(74)	(2.0)%	(47)	(8.2)%
Other—net	(7)	(0.1)%	(5)	(0.1)%	(29)	(5.1)%
	1,783	26.5%	938	25.0%	(137)	(24.1)%

Tax law change related to Medicare subsidies	—	—	90	2.4%	—	—
Prior year tax and interest adjustments	41	0.6%	(34)	(0.9)%	(133)	(23.4)%
Divestiture of non-deductible goodwill	33	0.5%	—	—	—	—
Release of valuation allowances	(24)	(0.3)%	(26)	(0.7)%	—	—
Non-U.S. earnings reinvestment changes	(113)	(1.7)%	—	—	—	—
Provision (benefit) for income taxes	$1,720	25.6%	$968	25.8%	$(270)	(47.5)%

The provision for income taxes for 2011 included a benefit of $113 million due to repatriation of non-U.S. earnings with available foreign tax credits in excess of the U.S. tax liability on the dividends and a $24 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2011.  These benefits were offset by a charge of $41 million due to an increase in prior year unrecognized tax benefits and a negative impact of $33 million from nondeductible goodwill primarily related to the divestiture of a portion of the Bucyrus distribution business.

The provision for income taxes for 2010 included a deferred tax charge of $90 million due to the enactment of U.S. healthcare legislation effectively making government subsidies received for Medicare equivalent prescription drug coverage taxable. This deferred tax charge was offset by a $34 million benefit related to the recognition of refund claims for prior tax years and a $26 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2010.

The prior year tax benefits recorded in 2009 of $133 million primarily resulted from the U.S. settlement of tax years 1995 to 1999 and the true-up of estimated amounts used in the 2008 tax provision to the U.S. tax return as filed.  The settlement with the U.S. Internal Revenue Service (IRS) for tax years 1995 through 1999 resulted in a $46 million tax benefit related primarily to the true-up of estimated credits, a $14 million tax benefit to remeasure previously unrecognized tax benefits related to foreign sales corporation (FSC) commissions, and a $25 million benefit to adjust related interest, net of tax.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of non-U.S. subsidiaries of approximately $13 billion which are considered indefinitely reinvested.  Determination of the amount of unrecognized deferred tax liability related to indefinitely reinvested profits is not feasible.  If management intentions or U.S. tax law changes in the future, there may be a significant negative impact on the provision for income taxes to record an incremental tax liability in the period the change occurs.

Accounting for income taxes under U.S. GAAP guidance requires that individual tax-paying entities of the company offset all current deferred tax liabilities and assets within each particular tax jurisdiction and present them as a single amount in the Consolidated Financial Position. A similar procedure is followed for all noncurrent deferred tax liabilities and assets. Amounts in different tax jurisdictions cannot be offset against each other. The amount of deferred income taxes at December 31, included on the following lines in Statement 2, are as follows:

	December 31,
(Millions of dollars)	2011	2010	2009
Assets:
Deferred and refundable income taxes	$1,384	$824	$802
Noncurrent deferred and refundable income taxes	2,157	2,493	2,704
	3,541	3,317	3,506
Liabilities:
Other current liabilities	69	7	11
Other liabilities	559	141	138
Deferred income taxes—net	$2,913	$3,169	$3,357

Deferred income tax assets and liabilities:

	December 31,
(Millions of dollars)	2011	2010	2009
Deferred income tax assets:
Pension	$2,130	$1,065	$1,207
Postemployment benefits other than pensions	1,622	1,501	1,362
Tax carryforwards	821	1,117	1,185
Unrealized profit excluded from inventories	372	269	229
Warranty reserves	338	253	243
Stock based compensation	232	215	182
Post sale discounts	141	142	112
Allowance for credit losses	131	111	102
Deferred compensation	102	106	95
Other—net	645	394	396
	6,534	5,173	5,113

Deferred income tax liabilities:
Capital and intangible assets	(2,743)	(1,423)	(1,185)
Undistributed profits of non-U.S. subs	(215)	—	—
Translation	(193)	(169)	(96)
	(3,151)	(1,592)	(1,281)
Valuation allowance for deferred tax assets	(470)	(412)	(475)
Deferred income taxes—net	$2,913	$3,169	$3,357

At December 31, 2011, approximately $776 million of U.S. state tax net operating losses (NOLs) and $140 million of U.S. state tax credit carryforwards were available. The state NOLs primarily expire between 2015 and 2031.  The state tax credit carryforwards primarily expire over the next five to ten years.  We established a valuation allowance of $150 million for those state NOLs and credit carryforwards likely to expire prior to utilization.

At December 31, 2011, approximately $306 million of U.S. foreign tax credits were available to carryforward.  These credits expire in 2019 and 2020.

At December 31, 2011, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)

2012	2013	2014	2015	2016-2032	Unlimited	Total
$4	$6	$16	$40	$256	$1,015	$1,337

A valuation allowance of $320 million has been recorded at certain non-U.S. entities that have not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions, including positions impacting only the timing of tax benefits, follows.

Reconciliation of unrecognized tax benefits: [1]

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Balance at January 1,	$789	$761	$803

Additions for tax positions related to current year	118	21	37
Additions for tax positions related to prior years	108	59	43
Reductions for tax positions related to prior years	(30)	(49)	(45)
Reductions for settlements [2]	—	—	(61)
Reductions for expiration of statute of limitations	(27)	(3)	(16)

Balance at December 31,	$958	$789	$761

Amount that, if recognized, would impact the effective tax rate	$835	$667	$593

[1] Foreign currency translation amounts are included within each line as applicable.

[2] Includes cash payment or other reduction of assets to settle liability.

We classify interest and penalties on income taxes as a component of the provision for income taxes. We recognized interest and penalties of $39 million, $27 million and $(13) million during the years ended December 31, 2011, 2010 and 2009, respectively. The 2009 amount includes a benefit from adjustments for the 1995 through 1999 settlement as discussed above.  The total amount of interest and penalties accrued was $240 million, $201 million and $170 million as of December 31, 2011, 2010 and 2009, respectively.

It is reasonably possible that the amount of unrecognized tax benefits will change in the next 12 months.  The Internal Revenue Service (IRS) is currently examining U.S. tax returns for 2007 to 2009 and has completed its field examination of our tax returns for 1992 to 2006.  For tax years 1992 to 1994, we expect to litigate the unagreed adjustments related to transfer pricing.  In 2009, we reached a settlement with the IRS for tax years 1995 to 1999. For tax years 2000 to 2006, we are in the appeals process for unagreed adjustments primarily related to export tax benefits.  In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on our consolidated financial position, liquidity or results of operations.  Due to the uncertainty related to the timing and potential outcome of these matters, we can not estimate the range of reasonably possible change in unrecognized tax benefits in the next 12 months.

In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to eight years.